Acquisitions - CMRS Group - Identifiable assets acquired and liabilities assumed (Details) $ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($) shares	Oct. 31, 2020 HKD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)
Business acquisition
Goodwill			$ 81,674	$ 74,419	$ 65,710
Escrow amount included in restricted cash				506
Acquisition			10,007	(6,226)	$ 7,171
Cash consideration settled			4,507	$ 3,376
Issuance of ordinary shares upon settlement for contingent consideration payable (Note 4(d))			$ 2,060
Ordinary Shares - Class A
Business acquisition
Acquisition, Share Price | shares			42,865,515	40,996,215
CMRS Group Holding Limited
Business acquisition
Equity interest (as a percent)	100.00%
Fair value of cash consideration transferred	$ 4,335	$ 33,594	$ 2,024	$ 4,335
Business acquisition contingent consideration	7,674
Fair value of cash consideration transferred	14,449
Cash	3,651
Restricted cash (Note (iii)	532
Accounts receivable	4,149
Intangible assets	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets (deficits) acquired	5,740
Goodwill	$ 8,709
Escrow amount included in restricted cash			506
Cash consideration settled				959
Remaining balance of cash consideration settled			$ 3,376
Business acquisition contingent consideration, percentage	4.32%	4.32%
Issuance of ordinary shares upon settlement for contingent consideration payable (note 4(d)), shares | shares			183,740
Issuance of ordinary shares upon settlement for contingent consideration payable (Note 4(d))			$ 2,060
Change in fair value recorded in consolidated statement of comprehensive loss under other gains, net			$ 418	$ (81)
CMRS Group Holding Limited | Income approach
Business acquisition
Estimated useful life	4 years	4 years
CMRS Group Holding Limited | Income approach | Terminal growth rate
Business acquisition
Intangible asset measurement input	22.30%	22.30%
CMRS Group Holding Limited | Income approach | Fair value inputs discount rate | Minimum [Member]
Business acquisition
Intangible asset measurement input	3.00%	3.00%
CMRS Group Holding Limited | Income approach | Fair value inputs discount rate | Maximum
Business acquisition
Intangible asset measurement input	6.20%	6.20%
CMRS Group Holding Limited | Subsequent Event | Current Liabilities
Business acquisition
Remaining balance of cash consideration settled						$ 4,507
CMRS Group Holding Limited | Ordinary Shares - Class A
Business acquisition
Fair value of cash consideration transferred	$ 2,440
Acquisition, Share Price | shares	182,950
Class A ordinary shares of the Company	$ 2,440